CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 14,511,890	$ 7,141,452
Restricted cash	9,990,000	5,740,000
Trade receivables	357,457	487,950
Prepaid expenses and other receivables	1,145,949	488,289
Due from related parties	3,059,450	3,987,430
Inventories	2,519,693	1,733,045
Interest rate swaps	106,823	0
Total current assets	31,691,262	19,578,166
FIXED ASSETS:
Vessels, net	386,030,157	401,106,072
Other fixed assets, net	162,380	222,362
Total fixed assets	386,192,537	401,328,434
OTHER NON-CURRENT ASSETS:
Intangible assets	10,107,981	17,878,888
Other assets	1,604,858	2,018,381
Restricted cash	10,000	4,260,000
Total Assets	429,606,638	445,063,869
CURRENT LIABILITIES:
Trade accounts payable	1,049,236	2,197,629
Accrued expenses	2,255,045	1,913,336
Interest rate swaps	190,973	397,964
Due to related parties	40,266	35,834
Deferred income	833,064	946,614
Current portion of long-term debt	179,550,000	22,700,000
Loan due to a related party	0	14,000,000
Dividends on preferred shares payable	515,437	468,506
Total current liabilities	184,434,021	42,659,883
LONG-TERM LIABILITIES:
Long-term debt	0	179,550,000
Interest rate swaps	0	253,932
Below-market acquired time charters	453,248	1,820,771
Total long-term liabilities	453,248	181,624,703
Total liabilities	184,887,269	224,284,586
COMMITMENTS AND CONTINGENCIES	0	0
STOCKHOLDERS' EQUITY:
Common stock, par value $0.01; 475,000,000 shares authorized; 20,926,715 and 25,291,715 shares issued and outstanding at December 31, 2012, and 2013, respectively	252,917	209,267
Preferred stock, par value $0.01; 25,000,000 shares authorized, of which:
Series A Participating Preferred Stock: 1,000,000 designated, none issued and outstanding	0	0
Series B Preferred Shares: 2,500,000 designated, none issued and outstanding	0	0
Series B-1 Preferred Shares: 2,500,000 designated, 640,692 and 0 issued and outstanding at December 31, 2012 and 2013, respectively	0	6,407
Series C Preferred Shares: 2,500,000 designated, 0 and 916,333 issued and outstanding at December 31, 2012 and 2013, respectively	9,163	0
Additional paid-in capital	238,915,563	218,810,448
Accumulated other comprehensive loss	(84,150)	(651,896)
Retained earnings	5,625,876	2,405,057
Total stockholders' equity	244,719,369	220,779,283
Total Liabilities and Stockholders' Equity	$ 429,606,638	$ 445,063,869